Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related party transactions
19. Related Party Transactions
During the years ended December 31, 2018, 2019 and 2020, other than disclosed elsewhere, the Group had the following material related party transactions:

Name of entity or individual	Relationships with the Group
NetEase Group	Control or under common control
(a) Transactions with related parties

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Services and products provided to NetEase Group
Learning services provided to NetEase Group	10,485	2,913	5,826
Learning products provided to NetEase Group	—	11,418	7,607
Online marketing services provided to NetEase Group	16,763	23,249	15,860
Services and products purchased from NetEase Group
Services purchased from NetEase Group	67,094	71,631	172,437
Fixed assets and inventories purchased from NetEase Group	6,647	18,222	2,198
Loan related transactions
Interest expenses on short-term loans from NetEase Group	31,851	30,232	31,215
Equity related transactions
Deemed contribution related to acquisition of businesses under common control (Note 1)	44,024	69,603	—
Deemed contribution from NetEase Group related to issuance of preferred shares (Note 13)	4,722	—	—
Deemed distribution to NetEase	—	—	2,060
Share-based compensation under NetEase Plan	6,176	4,356	2,682
Other transactions
Disposal of Youdao Cloudnote business to NetEase Group	—	—	670
Learning services provided to NetEase Group mainly refer to the translation services provided to the entities within NetEase Group.
Learning products provided to NetEase Group mainly refer to the arrangements where entities within NetEase Group acts as the distributor to sell smart devices, the revenues of which are recognized upon the delivery to the customer.
Online marketing services provided to NetEase Group mainly refer to the performance-based advertising arrangement provided to the entities within NetEase Group to promote their own services and products.
Service purchased from NetEase Group mainly consists of the human resource which the employees are with employment contracts with the entities within NetEase Group but provide services to the Group, office leasing and purchase of server custody service.
Deemed contribution related to acquisition of businesses under common control represents a contribution from NetEase Group.
Disposal of Youdao Cloudnote business related to disposal of Youdao Cloudnote business to an investee established by the Company and NetEase in December 2020 (Note 1).
(b) Balances with related parties

	As of December 31,
	2019	2020
	RMB	RMB
Amounts due from NetEase Group	14,930	4,081
Amounts due to NetEase Group	48,126	67,230
Short-term loans from NetEase Group	878,000	878,000
Short-term
l
oans as of December 31, 2019 and 2020 amounted to RMB878,000, respectively, which consisted of entrustment loans from NetEase Group through banks denominated in RMB. All of these loans were repayable within one year. However, NetEase has agreed not to require the Group to repay these loans in the twelve months from the date of issuance of financial statements, and as long as the Group are controlled by NetEase, these loans will be automatically extended for a period of eleven months each time upon our prior written request. The effective interest rate for the outstanding loans for the years ended December 31, 2019 and 2020 ranged from approximately 3.5% to 3.9% per annum. The interest expense was RMB31,851, RMB30,232 and RMB31,215, for the years ended December 31, 2018, 2019 and 2020, respectively.